Related-party transactions (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of transactions between related parties [abstract]
Schedule of transactions and balances between the Group and its related-parties	The table below details the transactions and balances between the Group and its related parties:

Figures in million - SA rand	2025	2024	2023
Rand Refinery
Gold sales	1,196	818	710
Refining fees paid	(46)	(40)	(44)
Trade payable	(6)	(9)	(6)

Schedule of management personnel compensation	The directors and prescribed officers of Sibanye-Stillwater held the following cash-settled instruments as at 31 December 2025:

	2024	Instruments granted	Cash-settled instruments vested during the year			Instruments forfeited	2025
	Number of instruments	Number of instruments	Number of instruments	Average price	Cash proceeds (rand)¹	Number of instruments	Number of instruments
Executive directors
Richard Stewart	1,188,497	719,936	366,149	30.74	11,254,733	—	1,542,284
Neal Froneman[2]	3,292,036	1,866,819	1,859,822	21.81	40,561,218	—	3,299,033
Charl Keyter	1,328,571	814,023	613,731	25.17	15,444,673	—	1,528,863
Prescribed officers
Charles Carter	1,854,900	1,261,772	459,884	40.34	18,553,217	—	2,656,788
Mika Seitovirta	982,584	779,712	263,581	44.57	11,746,482	—	1,498,715
Themba Nkosi	796,552	539,652	374,938	30.56	11,458,183	—	961,266
Melanie Naidoo-Vermaak	305,552	563,930	98,443	49.61	4,884,171	—	771,039
Richard Cox[3]	402,413	416,395	179,512	33.36	5,987,827	—	639,296
Laurent Charbonnier	1,311,129	—	—	—	—	1,311,129	—
Lerato Legong	534,569	522,653	97,108	14.29	1,387,526	960,114	—
Mdu Bhulose	—	27,215	—	—	—	—	27,215
Robert van Niekerk	1,100,374	724,754	352,134	31.91	11,236,405	—	1,472,994
1Amounts represents pre-tax earnings paid to participants. For South African participants, these amounts were calculated by taking the Company’s VWAP share price on vesting date multiplied by the number of vested units
2Numbers include ADSs and JSE listed shares as a result of the dual service contract
3The balance at 31 December 2024 includes instruments prior to appointment as a prescribed officer on 1 July 2025
Total key management personnel compensation recognised under IFRS Accounting Standards:

Figures in thousands - SA rand	2025	2024	2023
Short-term employee benefits[1]	172,681	194,057	138,209
Post-employment benefits	10,301	10,072	9,397
Share-based payment	592,064	44,047	34,578
Total	775,046	248,176	182,184
1The amount for 2024 includes termination benefits of R29,590,540 (2023: R3,663,146)
The executive directors and prescribed officers were paid the following remuneration during the year:

Figures in thousands - SA rand	Salary	Cash bonus accrued for 2025 paid in 2026	Accrual of share-based payment benefits	Pension scheme total contributions	Expense allowance and other benefits	2025	2024	2023
Executive directors
Neal Froneman[1]	12,413	11,740	27,386	1,171	4,467	57,177	50,856	56,334
Richard Stewart[2]	10,163	9,987	9,101	1,129	—	30,380	20,564	19,947
Charl Keyter	8,002	8,325	11,246	1,143	—	28,716	23,541	25,701
Prescribed officers
Dawie Mostert	—	—	—	—	—	—	—	14,513
Themba Nkosi	5,290	5,583	8,824	868	—	20,565	14,570	14,369
Robert van Niekerk	9,988	11,210	9,704	1,847	473	33,222	23,202	21,856
Laurent Charbonnier[3]	1,029	—	—	—	14	1,043	43,821	23,548
Lerato Legong	2,178	—	1,388	297	1,124	4,987	14,016	10,760
Mika Seitovirta[4]	9,646	6,432	4,288	1,841	6,415	28,622	26,654	23,971
Charles Carter[5]	13,852	10,756	11,299	1,057	1,314	38,278	33,980	24,322
Melanie Naidoo-Vermaak	6,044	5,820	3,880	403	—	16,147	16,496	—
Richard Cox[6]	3,263	3,179	2,119	362	—	8,923	—	—
Mdu Bhulose[7]	1,036	938	625	183	2,000	4,782	—	—
Total	82,904	73,970	89,860	10,301	15,807	272,842	267,700	235,321
1Remuneration paid by Stillwater in US dollars was converted at the average exchange rate of R17.88/US$ (2024: R18.32/US$ and 2023: R18.42/US$) for the year ended 31
December 2025. Neal Froneman retired as the Group's CEO and executive director effective 30 September 2025
2Richard Stewart succeeded Neal Froneman as CEO and executive director on 30 September 2025 after appointed as CEO designate and executive director on 1 March
2025
3Remuneration paid in GBP was converted at the average exchange rate of R23.55/GBP (2024:R23.40/GBP and 2023: R22.93/GBP) for the year ended 31 December 2025.
Laurent ceased performing a prescribed officer role on 31 January 2025
4Remuneration paid in Euros was converted at the average exchange rate of R20.17/Euro (2024: R19.82/Euro, 2023: R19.94/Euro) for the year ended 31 December 2025
5Remuneration paid in US dollars converted at the average exchange rate of R17.88/US$ (2024: R18.32/US$, 2023:R18.42/US$)
6Appointed as prescribed officer on 1 July 2025
7Appointed as prescribed officer on 1 October 2025
The non-executive directors were paid the following fees during the year:

Figures in thousands - SA rand	Directors fees	Committee fees	Expense allowance	2025	2024	2023
Timothy Cumming	1,288	1,114	111	2,513	2,594	2,535
Savannah Danson[1]	—	—	—	—	488	2,229
Harry Kenyon-Slaney	3,688	888	818	5,394	5,432	3,371
Richard Menell	1,244	1,248	171	2,663	2,710	3,610
Nkosemntu Nika[2]	—	—	—	—	660	1,927
Keith Rayner	1,244	1,660	—	2,904	3,336	2,655
Susan van der Merwe[2]	—	—	—	—	835	2,037
Jeremiah Vilakazi	1,244	989	—	2,233	2,201	1,994
Vincent Maphai	3,757	460	9	4,226	3,872	3,714
Elaine Dorward-King	1,566	1,864	1,399	4,829	4,201	2,799
Sindiswa Zilwa	1,244	1,034	—	2,278	2,354	2,146
Philipe Boisseau	1,586	1,657	954	4,197	2,490	—
Peter Hancock	1,601	1,697	930	4,228	3,451	—
Terence Nombembe	1,288	1,121	148	2,557	675	—
Lindiwe Mthimunye[3]	422	169	—	591	—	—
Total	20,172	13,901	4,540	38,613	35,299	29,017
1Resigned as non-executive director on 11 March 2024
2Resigned as non-executive director on 28 May 2024
3Appointed on 26 August 2025
The directors’ and prescribed officers’ (including their associates) direct and indirect share ownership at 31 December 2025 was:

	Number of shares*			%
	2025	2024	2023	2025	2024	2023
Executive directors[1]
Neal Froneman[2]	1,829,452	1,829,452	3,284,428	0.06	0.06	0.12
Richard Stewart[3]	788,771	788,771	788,771	0.03	0.03	0.03
Charl Keyter	1,826,481	1,776,481	1,776,481	0.06	0.06	0.06
Non-executive directors[1]
Timothy Cumming	20,000	20,000	20,000	—	—	—
Richard Menell	10,125	10,125	10,125	—	—	—
Keith Rayner	78,992	78,992	73,992	—	—	—
Susan van der Merwe	—	—	1,028	—	—	—
Jeremiah Vilakazi	2,000	2,000	4,220	—	—	—
Vincent Maphai	232,813	228,224	228,224	0.01	0.01	0.01
Savannah Danson	—	—	16,519	—	—	—
Harry Kenyon-Slaney[4]	16,852	16,852	16,852	—	—	—
Total share ownership by directors	4,805,486	4,750,897	6,220,640	0.17	0.14	0.22
Prescribed officers[1]
Dawie Mostert	—	—	136,302	—	—	—
Themba Nkosi[5]	251,583	251,583	251,583	0.01	0.01	0.01
Robert van Niekerk	180,000	490,429	490,429	0.01	0.02	0.02
Laurent Charbonnier[6]	—	151,012	151,012	—	0.01	0.01
Charles Carter[7]	680,000	680,000	580,000	0.02	0.02	0.02
Melanie Naidoo-Vermaak	146,858	146,858	—	0.01	0.01	—
Total	6,063,927	6,470,779	7,829,966	0.21	0.23	0.28
*This is the shareholding at the reporting date unless otherwise stated
1Share ownership (including shares held by associates) in the Company at the date of this report was unchanged, except for the following directors:
•Charl Keyter - 2,010,300
•Richard Menell - 20,125
•Charles Carter - 720,000
2Neal Froneman and his associates held 388,863 ADSs (2024 and 2023: 388,863), which converted to 1,555,452 (2024 and 2023: 1,555,452) ordinary shares in the Company at 30 September 2025,which was the last known shareholding at resignation as CEO
3Appointed as CEO and executive director at 1 October 2025
4Harry Kenyon-Slaney and his associates hold 4,213 ADSs at 31 December 2025 (2024 and 2023:4,213) which convert to 16,852 (2024 and 2023: 16,852) ordinary shares in the
Company
5Themba Nkosi and his associates hold 5,300 ADSs at 31 December 2025 (2024 and 2023: 5,300) which convert into 21,200 (2024 and 2023: 21,200) ordinary shares in the
Company
6Laurent Charbonnier and his associates held 37,753 ADSs at 31 December 2024 (2023: 37,753) which converted to 151,012 (2023: 151,012) ordinary shares in the
Company. The ordinary shares held by Laurent and his associates represented the last known shareholding when he ceased performing a prescribed officer role on 31
January 2025
7Charles Carter and his associates hold 170,000 ADSs at 31 December 2025 (2024: 170,000, 2023: 145,000) which convert to 680,000 (2024: 680,000, 2023: 580,000) ordinary shares in the Company